First Trust California Municipal High Income ETF Average Annual Total Returns		12 Months Ended	44 Months Ended	60 Months Ended	74 Months Ended	86 Months Ended	90 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg 10 Year California Exempt Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.40%)		0.87%			1.80%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	(0.18%)	0.99%	2.39%	1.97%	1.97%
First Trust California Municipal High Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.07%		0.94%			2.45%
Performance Inception Date	Jun. 20, 2017
First Trust California Municipal High Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.84%		(0.07%)			1.37%
First Trust California Municipal High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.22%		0.29%			1.42%